IMPAIRMENT AND REVERSAL OF NON-CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2019
Impairment Of Assets [Abstract]
Disclosure of impairment loss and reversal of impairment loss

For the years ended December 31	2019	2018
Impairment charges (reversals) of long-lived assets[1]	($1,423)	$722
Impairment of intangibles[1]	—	24
Impairment of goodwill[1]	—	154
Total	($1,423)	$900

[1]	Refer to note 21 for further details.
The carrying value of the CGUs that are most sensitive to changes in the key assumptions used in the FVLCD calculation are:

As at December 31, 2019	Carrying Value
Loulo-Gounkoto	$4,198
Lumwana	1,307
Veladero	692
Bulyanhulu	579
Pascua-Lama[1]	153
[1] The carrying value of Pascua-Lama is presented net of the Wheaton streaming liability of $253 million (refer to note 29).

For the year ended December 31, 2019, we recorded net impairment reversals of $1,423 million (2018: impairment losses of $746 million) for non-current assets and impairment charges of $nil (2018: $154 million) for goodwill, as summarized in the following table:

For the years ended December 31	2019	2018
Lumwana	($947)	$—
Pueblo Viejo	(865)	—
Pascua-Lama	296	(7)
Cortez	57	9
Lagunas Norte	12	405
Golden Sunlight	9	—
Veladero	3	246
Carlin	2	5
Equity method investments	—	30
Acacia exploration sites	—	24
Other	10	34
Total impairment (reversals) losses of long-lived assets	($1,423)	$746
Veladero goodwill	—	154
Total goodwill impairment losses	$—	$154
Total impairment (reversals) losses	($1,423)	$900

The other key assumptions used in our impairment testing, based on the CGUs tested in each year, are summarized in the table below:

	2019	2018
Copper price per lb (long-term)	$3.00	$2.85
WACC - gold (range)	3%-7%	4%-11%
WACC - gold (avg)	4%	7%
WACC - copper	n/a	10%
NAV multiple - gold (avg)	1.2	1.05
LOM years - gold (avg)	19	15
Value per ounce of gold	$20 - $30	n/a
Value per ounce of silver	$0.28 - $0.42	n/a